Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

10.          Inventories

	December 31	December 31
	2019	2018
Ore in stockpiles and mill supplies	$4,647	$4,699
Materials and supplies	920	818

Inventory	5,567	5,517

Less: current portion	1,285	818

	$4,282	$4,699